NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 101.8%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 1.7%
-----------------------------------------------------------------------------
      $ 4,000          Glen Cove IDA, (Regency at Glen Cove),
                       9.50%, 7/1/12                             $  4,194,920
        2,935          North Syracuse Village Housing
                       Authority, (AJM Senior Housing, Inc.,
                       Janus Park), 8.00%, 6/1/24                   2,831,042
-----------------------------------------------------------------------------
                                                                 $  7,025,962
-----------------------------------------------------------------------------
Cogeneration -- 2.8%
-----------------------------------------------------------------------------
      $ 6,000          New York City IDA, (Brooklyn Navy Yard
                       Cogeneration), 5.65%, 10/1/28             $  5,607,900
        2,100          New York City IDA, (Brooklyn Navy Yard
                       Cogeneration), (AMT), 5.75%, 10/1/36         1,967,805
        4,250          Suffolk County IDA, (Nissequogue
                       Cogeneration Partners Facility), (AMT),
                       5.50%, 1/1/23                                3,865,332
-----------------------------------------------------------------------------
                                                                 $ 11,441,037
-----------------------------------------------------------------------------
Education -- 22.3%
-----------------------------------------------------------------------------
      $ 1,000          Dutchess County IDA, (Bard College),
                       7.00%, 11/1/17                            $  1,069,730
        5,740          Monroe County IDA, (Wilmur Assoc.),
                       7.25%, 12/1/16                               5,933,955
        8,000          New York Dormitory Authority, (City
                       University), 5.625%, 7/1/16                  7,982,000
        8,500          New York Dormitory Authority, (City
                       University), 6.00%, 7/1/20                   8,707,910
        5,100          New York Dormitory Authority, (City
                       University), 7.00%, 7/1/09                   5,652,228
        4,325          New York Dormitory Authority, (City
                       University), 7.50%, 7/1/10                   4,956,666
        1,300          New York Dormitory Authority, (New York
                       Medical College), (Asset Guaranty),
                       6.875%, 7/1/21                               1,409,577
        9,985          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/15                               9,638,620
       28,775          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/19(1)                           27,077,275
       14,680          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/21                              13,768,519
        2,000          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.50%, 5/15/19                               1,948,360
        1,300          New York Dormitory Authority, (State
                       University Educational Facilities),
                       7.50%, 5/15/11                               1,503,411
-----------------------------------------------------------------------------
                                                                 $ 89,648,251
-----------------------------------------------------------------------------
Electric Utilities -- 9.0%
-----------------------------------------------------------------------------
      $ 3,500          Long Island Power Authority, Electric
                       System Revenue, 5.25%, 12/1/26            $  3,182,585
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------------
      $11,550          Long Island Power Authority, Electric
                       System Revenue, 5.50%, 12/1/23            $ 10,922,488
       11,760          Long Island Power Authority, Electric
                       System Revenue, 5.50%, 12/1/29              10,982,311
        2,500          New York Energy Research and Development
                       Authority, (Brooklyn Union Gas), RIBS,
                       (AMT), Variable Rate, 7/1/26(2)              3,034,375
        1,745          New York Energy Research and Development
                       Authority, (LILCO), (AMT),
                       6.90%, 8/1/22                                1,848,862
        3,000          New York Energy Research and Development
                       Authority, RITES, (AMT), Variable Rate,
                       8/1/22(2)                                    3,541,950
        2,450          New York Energy Research and Development
                       Authority, RITES, (AMT), Variable Rate,
                       8/1/22(2)                                    2,769,186
-----------------------------------------------------------------------------
                                                                 $ 36,281,757
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.1%
-----------------------------------------------------------------------------
      $ 1,650          Dutchess County Resource Recovery Solid
                       Waste, (FGIC), Prerefunded to 1/1/00,
                       7.50%, 1/1/09                             $  1,698,527
          275          New York City, (AMBAC), Prerefunded to
                       8/1/02, 7.00%, 8/1/17                          298,823
        1,000          New York Dormitory Authority, (St.
                       Francis Hospital), (FHA), Prerefunded to
                       8/1/00, 7.65%, 8/1/30                        1,051,700
        1,365          New York Energy Research and Development
                       Authority, (AMT), Prerefunded to
                       1/21/03, 6.90%, 8/1/22                       1,489,338
-----------------------------------------------------------------------------
                                                                 $  4,538,388
-----------------------------------------------------------------------------
General Obligations -- 5.7%
-----------------------------------------------------------------------------
      $ 4,000          New York City, 0.00%, 8/1/07              $  2,695,720
        2,500          New York City, 0.00%, 8/1/08                 1,589,700
        5,000          New York City, 5.25%, 8/1/16                 4,688,650
        8,500          New York City, 5.875%, 2/15/19               8,499,320
        1,700          Onondaga County, 5.875%, 2/15/11             1,802,731
        1,600          Onondaga County, 5.875%, 2/15/12             1,689,312
        6,200          Puerto Rico, 0.00%, 7/1/18                   2,141,418
-----------------------------------------------------------------------------
                                                                 $ 23,106,851
-----------------------------------------------------------------------------
Health Care -- 1.4%
-----------------------------------------------------------------------------
      $ 5,000          New York Housing Finance Agency, RITES,
                       Variable Rate, 5/1/06(2)(3)               $  5,569,400
-----------------------------------------------------------------------------
                                                                 $  5,569,400
-----------------------------------------------------------------------------
Hospital -- 8.2%
-----------------------------------------------------------------------------
      $ 1,250          Chautauqua County IDA, (Womans Christian
                       Association), 6.35%, 11/15/17             $  1,186,913
        3,250          Chautauqua County IDA, (Womans Christian
                       Association), 6.40%, 11/15/29                2,998,905

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $ 2,750          Fulton County IDA, (Nathan Littauer
                       Hospital), 6.00%, 11/1/18                 $  2,575,018
        1,250          New York City, Health and Hospital
                       Corp., 5.25%, 2/15/17                        1,147,075
        5,000          New York Dormitory Authority, (Jamaica
                       Hospital), 5.20%, 2/15/15                    4,653,350
        7,300          New York Dormitory Authority, Mental
                       Health Facilities, 5.375%, 2/15/26           6,721,548
        3,000          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 6.70%, 8/15/23      3,226,440
        2,190          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.00%, 8/15/32      2,359,988
        6,600          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.25%, 2/15/31      7,163,376
          925          New York MCFFA, Hospital and Nursing
                       Insured Mortgage, (FHA), 7.45%, 8/15/31        977,004
-----------------------------------------------------------------------------
                                                                 $ 33,009,617
-----------------------------------------------------------------------------
Hotel -- 0.3%
-----------------------------------------------------------------------------
      $ 3,000          Niagara County IDA, (Wintergarden Inn
                       Associates), 9.75%, 6/1/11(4)             $  1,185,000
-----------------------------------------------------------------------------
                                                                 $  1,185,000
-----------------------------------------------------------------------------
Housing -- 2.0%
-----------------------------------------------------------------------------
      $ 4,378          New York City HDC, Allerville,
                       6.50%, 11/15/18                           $  4,381,086
        1,920          New York City HDC, Dayton,
                       6.50%, 11/15/18                              1,964,748
          235          New York Housing Finance Agency,
                       (Baytown), 7.10%, 8/15/35                      246,094
        4,815          New York Mortgage Agency,
                       0.00%, 10/1/14                               1,136,147
          500          New York Mortgage Agency, 6.65%, 4/1/22        513,390
-----------------------------------------------------------------------------
                                                                 $  8,241,465
-----------------------------------------------------------------------------
Insured-Education -- 2.4%
-----------------------------------------------------------------------------
      $11,325          New York Dormitory Authority, (FSA),
                       (State University Educational
                       Facilities), 4.75%, 5/15/28               $  9,473,363
-----------------------------------------------------------------------------
                                                                 $  9,473,363
-----------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
-----------------------------------------------------------------------------
      $   700          Bethlehem Central School District,
                       (AMBAC), 7.10%, 11/1/08                   $    809,074
          700          Bethlehem Central School District,
                       (AMBAC), 7.10%, 11/1/09                        813,666
          770          Chautauqua County Unlimited Tax, (FGIC),
                       6.40%, 9/15/09                                 854,692
          700          Jamestown, (AMBAC), 7.10%, 3/15/09             808,094
          700          Jamestown, (AMBAC), 7.10%, 3/15/10             813,239
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-General Obligations (continued)
-----------------------------------------------------------------------------
      $   700          Jamestown, (AMBAC), 7.10%, 3/15/11        $    815,955
          675          Jamestown, (AMBAC), 7.10%, 3/15/12             787,712
          675          Jamestown, (AMBAC), 7.10%, 3/15/13             789,696
          515          Jamestown, (AMBAC), 7.10%, 3/15/14             602,869
        4,000          Nassau County, (AMBAC), 5.25%, 6/1/15        3,824,760
            5          New York City, (AMBAC), 7.00%, 8/1/17            5,376
        4,500          Puerto Rico, (FSA), Variable Rate,
                       7/1/22(2)(3)                                 4,691,250
-----------------------------------------------------------------------------
                                                                 $ 15,616,383
-----------------------------------------------------------------------------
Insured-Hospital -- 1.1%
-----------------------------------------------------------------------------
      $ 4,000          New York Dormitory Authority, (Memorial
                       Sloan Kettering Cancer Center), (MBIA),
                       5.50%, 7/1/23                             $  3,908,920
          750          New York Dormitory Authority, (New York
                       Presbyterian Hospital), (AMBAC),
                       4.75%, 8/1/27                                  628,703
-----------------------------------------------------------------------------
                                                                 $  4,537,623
-----------------------------------------------------------------------------
Insured-Miscellaneous -- 0.4%
-----------------------------------------------------------------------------
      $   500          New York City IDA, (USTA National Tennis
                       Center, Inc.), (FSA), 6.375%, 11/15/14    $    535,890
        1,000          New York City Trust Cultural Resources,
                       (American Museum of Natural History),
                       (MBIA), 5.65%, 4/1/22                          986,840
-----------------------------------------------------------------------------
                                                                 $  1,522,730
-----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.4%
-----------------------------------------------------------------------------
      $ 1,400          New York MCFFA, Long Term Health Care
                       (FSA), 6.80%, 11/1/14                     $  1,494,332
-----------------------------------------------------------------------------
                                                                 $  1,494,332
-----------------------------------------------------------------------------
Insured-Solid Waste -- 1.9%
-----------------------------------------------------------------------------
      $ 6,795          Islip Resource Recovery Agency, (MBIA),
                       6.50%, 7/1/09                             $  7,494,206
-----------------------------------------------------------------------------
                                                                 $  7,494,206
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
-----------------------------------------------------------------------------
      $ 4,775          New York City Trust Cultural Resources,
                       (AMBAC), Variable Rate, 7/1/29(2)(3)      $  4,713,498
        1,225          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(2)                                      841,624
-----------------------------------------------------------------------------
                                                                 $  5,555,122
-----------------------------------------------------------------------------
Insured-Transportation -- 5.9%
-----------------------------------------------------------------------------
      $ 6,330          Monroe County Airport Authority,
                       (Greater Rochester International),
                       (MBIA), 5.875%, 1/1/19                    $  6,498,948
        4,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              3,362,520

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Transportation (continued)
-----------------------------------------------------------------------------
      $ 3,000          Triborough Bridge and Tunnel Authority,
                       (MBIA), Variable Rate, Variable Rate,
                       1/1/19(2)(3)                              $  3,082,920
        3,000          Triborough Bridge and Tunnel Authority,
                       RITES, (AMBAC), Variable Rate,
                       1/1/12(2)(3)                                 3,266,910
        7,000          VRDC-IVRC Trust, (New York MTA), (MBIA),
                       Variable Rate, 6/26/02(2)(3)                 7,358,750
-----------------------------------------------------------------------------
                                                                 $ 23,570,048
-----------------------------------------------------------------------------
Insured-Utilities -- 1.3%
-----------------------------------------------------------------------------
      $ 5,000          Puerto Rico Telephone Authority, (MBIA),
                       Variable Rate, 1/25/07(2)(3)              $  5,350,000
-----------------------------------------------------------------------------
                                                                 $  5,350,000
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.2%
-----------------------------------------------------------------------------
      $ 3,380          New York HFA, 6.00%, 5/1/06               $  3,572,356
        5,865          New York Thruway Authority,
                       0.00%, 1/1/01                                5,550,401
        2,350          New York Thruway Authority,
                       0.00%, 1/1/03                                2,017,851
       27,940          New York UDC, 5.70%, 4/1/20                 27,789,683
        1,825          Syracuse-Hancock International Airport,
                       6.625%, 1/1/12                               1,898,274
-----------------------------------------------------------------------------
                                                                 $ 40,828,565
-----------------------------------------------------------------------------
Senior Living / Life Care -- 0.1%
-----------------------------------------------------------------------------
      $   380          New York City IDA, (A Very Special
                       Place, Inc.), 5.75%, 1/1/29               $    340,586
-----------------------------------------------------------------------------
                                                                 $    340,586
-----------------------------------------------------------------------------
Special Tax Revenue -- 5.7%
-----------------------------------------------------------------------------
      $ 1,000          New York City Transitional Finance
                       Authority, 5.00%, 5/1/16                  $    923,980
       14,830          New York LGAC, 5.00%, 4/1/21                13,374,287
        2,630          New York Municipal Bond Bank Agency,
                       6.875%, 3/15/06                              2,774,150
        2,950          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(2)(3)       2,334,512
        3,335          Triborough Bridge and Tunnel Authority,
                       Convention Center, 6.00%, 1/1/11             3,535,000
-----------------------------------------------------------------------------
                                                                 $ 22,941,929
-----------------------------------------------------------------------------
Transportation -- 6.2%
-----------------------------------------------------------------------------
      $ 2,535          Metropolitan Transportation Authority of
                       New York, 5.50%, 7/1/14                   $  2,473,526
        1,750          Niagara Frontier Airport Authority,
                       (AMT), Variable Rate, 4/1/29(2)(3)           1,628,060
        1,200          Port Authority of New York and New
                       Jersey, 5.375%, 3/1/28                       1,143,912
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------------
      $ 1,500          Port Authority of New York and New
                       Jersey, (AMT), Variable Rate, 1/15/27(2)  $  1,566,000
        3,000          Triborough Bridge and Tunnel Authority,
                       5.20%, 1/1/22                                2,757,030
       12,080          Triborough Bridge and Tunnel Authority,
                       5.50%, 1/1/17                               12,058,860
        3,000          Triborough Bridge and Tunnel Authority,
                       6.125%, 1/1/21                               3,188,190
-----------------------------------------------------------------------------
                                                                 $ 24,815,578
-----------------------------------------------------------------------------
Water and Sewer -- 6.4%
-----------------------------------------------------------------------------
      $ 6,600          New York City Municipal Water Finance
                       Authority, 5.75%, 6/15/30(5)              $  6,459,684
        6,500          New York City Municipal Water Finance
                       Authority, 5.75%, 6/15/29                    6,359,015
        9,000          New York City NY Municipal Water Finance
                       Authority, 5.25%, 6/15/29                    8,178,030
        4,545          New York EFC, State Water Pollution
                       Control, 7.20%, 3/15/11                      4,686,668
-----------------------------------------------------------------------------
                                                                 $ 25,683,397
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.8%
   (identified cost $401,043,782)                                $409,271,590
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.8)%                         $ (7,153,479)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $402,118,111
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 18.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 8.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  Non-income producing security.
(5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $249,159,445        $354,418,699          $207,184,612             $17,055,906
   Unrealized appreciation                      14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $263,500,454        $354,751,133          $210,406,725             $17,495,442
---------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    888,118        $         --          $         --             $        --
Receivable for investments sold                  3,120,000             135,000               128,071                 838,086
Interest receivable                              3,715,263           7,042,312             3,214,012                 340,169
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $271,223,835        $361,928,445          $213,748,808             $18,673,697
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased             $         --        $  3,494,505          $         --             $   474,730
Payable for when-issued securities               1,003,150           3,892,080                    --                      --
Demand note payable                                     --           7,600,000             1,400,000                 200,000
Due to bank                                             --              59,429                55,791                  56,818
Payable to affiliate for Trustees' fees                 --               2,364                    --                      --
Accrued expenses                                    20,487               7,795                15,910                   5,310
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $  1,023,637        $ 15,056,173          $  1,471,701             $   736,858
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $255,859,189        $346,539,838          $209,054,994             $17,497,303
Net unrealized appreciation (computed on
   the
   basis of identified cost)                    14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $401,043,782      $213,863,078        $41,277,750              $26,667,588
   Unrealized appreciation
      (depreciation)                            8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $409,271,590      $215,759,387        $40,771,292              $26,519,692
-----------------------------------------------------------------------------------------------------------------------------
Cash                                         $         --      $         --        $   411,282              $        --
Receivable for investments sold                10,210,636        12,945,663            624,910                  433,777
Interest receivable                             6,715,802         3,339,496            849,721                  443,645
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $426,198,028      $232,044,546        $42,657,205              $27,397,114
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $ 17,073,721      $  9,611,117        $   431,572              $        --
Payable for when-issued securities              6,459,684                --            489,044                       --
Demand note payable                               500,000         5,900,000                 --                  400,000
Due to bank                                        22,638            53,923                 --                   33,138
Payable to affiliate for Trustees' fees                --             1,603                 --                      211
Accrued expenses                                   23,874            13,876              4,892                    2,889
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 24,079,917      $ 15,580,519        $   925,508              $   436,238
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $393,890,303      $214,567,718        $42,238,155              $27,108,772
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                          8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                        $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $  1,408,907        $  1,827,598          $  1,029,634             $    31,879
Trustees fees and expenses                          26,047              29,327                21,114                     257
Legal and accounting services                       38,864              41,270                34,959                  17,304
Custodian fee                                      152,205             185,030               114,536                  17,873
Miscellaneous                                       23,655              55,994                19,428                   5,263
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  1,649,678        $  2,139,219          $  1,219,671             $    72,576
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  1,592,787        $  1,954,189          $  1,180,743             $    68,556
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 15,716,361        $ 21,473,674          $ 12,782,948             $ 1,061,925
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  2,827,671        $  8,811,395          $  2,172,182             $   208,014
   Financial futures contracts                     218,663             (74,128)              676,780                  14,376
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                             $  3,046,334        $  8,737,267          $  2,848,962             $   222,390
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(30,348,569)       $(44,899,518)         $(23,254,394)            $(1,697,757)
   Financial futures contracts                     376,199             398,880                    --                  22,941
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(29,972,370)       $(44,500,638)         $(23,254,394)            $(1,674,816)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(26,926,036)       $(35,763,371)         $(20,405,432)            $(1,452,426)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $(14,289,697)         $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  2,052,610      $  1,056,733        $   108,206              $    63,145
Trustees fees and expenses                         28,764            21,487              2,572                    2,642
Legal and accounting services                      48,964            33,704             19,472                   19,068
Custodian fee                                     194,113           124,932             30,584                   26,890
Miscellaneous                                      58,634            66,783              5,550                    9,790
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  2,383,085      $  1,303,639        $   166,384              $   121,535
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  2,350,526      $  1,282,195        $   152,526              $   115,277
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $    224,797      $   (140,216)       $  (176,858)             $   209,894
   Financial futures contracts                   (291,627)           (6,744)           135,208                   58,720
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $    (66,830)     $   (146,960)       $   (41,650)             $   268,614
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(39,003,854)     $(17,738,121)       $(3,927,649)             $(2,808,929)
   Financial futures contracts                    633,222           129,636                 --                   45,458
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(38,370,632)     $(17,608,485)       $(3,927,649)             $(2,763,471)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(38,437,462)     $(17,755,445)       $(3,969,299)             $(2,494,857)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $(69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 16,749,988        $  24,411,408         $ 13,279,143             $ 1,095,413
   Net realized gain                             5,489,144           10,921,955            5,581,339                 573,326
   Net change in unrealized appreciation
      (depreciation)                             7,467,292           12,878,283            3,418,130                 114,281
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 29,706,424        $  48,211,646         $ 22,278,612             $ 1,783,020
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 22,739,308        $  23,116,173         $ 23,126,655             $ 1,791,601
   Withdrawals                                 (67,441,064)        (129,509,414)         (48,353,576)             (4,961,704)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(44,701,756)       $(106,393,241)        $(25,226,921)            $(3,170,103)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(14,995,332)       $ (58,181,595)        $ (2,948,309)            $(1,387,083)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $327,004,015        $ 514,201,415         $253,674,761             $22,126,747
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 26,577,893      $ 14,511,143        $ 2,164,155              $ 1,733,679
   Net realized gain (loss)                    16,834,383         3,940,354            (61,270)                 410,963
   Net change in unrealized appreciation
      (depreciation)                            3,990,623         2,570,827          1,425,915                  669,508
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 47,402,899      $ 21,022,324        $ 3,528,800              $ 2,814,150
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 21,974,717      $ 12,482,905         45,483,365              $ 1,913,546
   Withdrawals                               (110,917,114)      (49,743,364)        (7,158,442)              (6,311,147)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(88,942,397)     $(37,260,459)       $(1,675,077)             $(4,397,601)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $(41,539,498)     $(16,238,135)       $ 1,853,723              $(1,583,451)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $527,603,514      $271,268,585        $40,217,649              $33,502,995
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              CALIFORNIA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.56%     0.55%     0.57%     0.57%       0.59%
Expenses after custodian fee
   reduction                      0.54%     0.53%     0.56%     0.56%       0.58%
Net investment income             5.30%     5.33%     5.76%     5.93%       6.22%
Portfolio Turnover                  28%       16%       12%       14%         58%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $270,200  $312,009  $327,004  $370,590  $410,763
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               FLORIDA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.51%     0.52%     0.52%       0.55%
Expenses after custodian fee
   reduction                      0.48%     0.47%     0.48%     0.49%       0.52%
Net investment income             5.26%     5.03%     5.53%     5.67%       5.94%
Portfolio Turnover                  40%       25%       54%       51%         61%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $346,843  $456,020  $514,201  $624,374  $712,203
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            MASSACHUSETTS PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.54%     0.53%     0.55%       0.56%
Expenses after custodian fee
   reduction                      0.50%     0.52%     0.52%     0.54%       0.53%
Net investment income             5.40%     5.36%     5.75%     5.77%       6.00%
Portfolio Turnover                  24%       28%       35%       51%         87%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $212,277  $250,726  $253,675  $281,129  $302,170
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           MISSISSIPPI PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.36%    0.37%    0.38%    0.29%       0.27%
Net expenses after custodian
   fee reduction                0.34%    0.35%    0.37%    0.26%       0.23%
Net investment income           5.30%    5.21%    5.59%    5.77%       5.97%
Portfolio Turnover                16%      17%       6%      12%         52%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $17,937  $20,740  $22,127  $25,280  $28,993
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                   0.40%       0.39%
Expenses after custodian fee
   reduction                                               0.37%       0.35%
Net investment income                                      5.66%       5.85%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               NEW YORK PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.53%     0.53%     0.57%     0.52%       0.54%
Expenses after custodian fee
   reduction                      0.52%     0.51%     0.57%     0.49%       0.51%
Net investment income             5.30%     5.28%     5.60%     5.64%       5.97%
Portfolio Turnover                  41%       55%       44%       47%         55%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $402,118  $486,064  $527,604  $604,530  $652,736
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 OHIO PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.55%     0.56%     0.56%     0.57%       0.57%
Expenses after custodian fee
   reduction                      0.54%     0.54%     0.55%     0.56%       0.55%
Net investment income             5.54%     5.50%     5.70%     5.69%       5.80%
Portfolio Turnover                  59%       17%       30%       35%         51%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $216,464  $255,030  $271,269  $292,671  $319,017
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          RHODE ISLAND PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.39%    0.39%    0.27%    0.27%       0.29%
Net expenses after custodian
   fee reduction                0.35%    0.36%    0.23%    0.24%       0.25%
Net investment income           5.24%    5.28%    5.54%    5.69%       5.96%
Portfolio Turnover                18%      24%      39%      25%         42%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $41,732  $42,071  $40,218  $42,167  $42,906
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                          0.39%    0.40%       0.41%
Expenses after custodian fee
   reduction                                      0.35%    0.37%       0.37%
Net investment income                             5.42%    5.56%       5.84%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          WEST VIRGINIA PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.40%    0.37%    0.38%    0.42%       0.31%
Net expenses after custodian
   fee reduction                0.38%    0.34%    0.36%    0.38%       0.29%
Net investment income           5.13%    5.34%    5.44%    5.41%       5.81%
Portfolio Turnover                32%      16%      24%      43%         19%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $26,961  $31,920  $33,503  $39,501  $40,835
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                               0.39%
Expenses after custodian fee
   reduction                                                           0.37%
Net investment income                                                  5.73%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1999, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    California                                $1,408,907             0.48%
    Florida                                    1,827,598             0.45%
    Massachusetts                              1,029,634             0.44%
    Mississippi                                   31,879             0.16%
    New York                                   2,052,610             0.45%
    Ohio                                       1,056,733             0.44%
    Rhode Island                                 108,206             0.25%
    West Virginia                                 63,145             0.21%

    *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1999 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 81,972,602
    Sales                                      101,383,004

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $159,988,168
    Sales                                      214,567,688

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 56,924,629
    Sales                                       73,252,378

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  3,085,362
    Sales                                        4,561,931

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $182,436,319
    Sales                                      218,164,200

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $140,272,618
    Sales                                      156,522,546

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 11,081,928
    Sales                                        7,518,444
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  9,538,990
    Sales                                       12,045,005

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 1999, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $249,159,445
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,953,401
    Gross unrealized depreciation               (5,612,392)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 14,341,009
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $354,418,699
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,515,155
    Gross unrealized depreciation              (13,182,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    332,434
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $207,184,612
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,347,932
    Gross unrealized depreciation               (6,125,819)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,222,113
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 17,055,906
    ------------------------------------------------------
    Gross unrealized appreciation             $    719,116
    Gross unrealized depreciation                 (279,580)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    439,536
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $401,051,530
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,843,312
    Gross unrealized depreciation               (6,623,252)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,220,060
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $213,863,078
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,590,158
    Gross unrealized depreciation               (4,693,849)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,896,309
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,277,750
    ------------------------------------------------------
    Gross unrealized appreciation             $    797,592
    Gross unrealized depreciation               (1,304,050)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (506,458)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 26,765,403
    ------------------------------------------------------
    Gross unrealized appreciation             $    482,409
    Gross unrealized depreciation                 (728,120)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (245,711)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Florida Portfolio, Massachusetts Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio and West Virginia Portfolio had a balance outstanding pursuant to this line of credit of

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   $7,600,000, $1,400,000, $200,000, $500,000, $5,900,000 and $400,000,
   respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no such financial instruments outstanding.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended September 30, 1999. These financial statements and supplementary data are the responsibility of the Portfolios management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                            DELOITTE & TOUCHE LLP
                            Boston, Massachusetts
                            October 29, 1999

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
Rhode Island Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant